Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,158,600.00
Previously Paid Amount	0.00
Total Fee Amount	2,093.40
Total Offset Amount	0.00
Net Fee	$ 2,093.40
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A